Lease liabilities (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Lease Liabilities
Depreciation expense for right-of-use assets (Note 7)	$ 228	$ 16	$ 614	$ 43
Accretion of lease liabilities (Note 22)	98	1	256	3
Total amount	$ 326	$ 17	$ 870	$ 46